Risk Report - Asset Quality - Non-impaired past due loans at amortized cost by past due status (Tables)	12 Months Ended
Dec. 31, 2017
Nonimpaired Past Due Loan Exposure [Abstract]
Non-impaired past due loans at amortized cost by past due status [text block table]

Non-impaired past due loans at amortized cost by past due status

in € m.	Dec 31, 2017	Dec 31, 2016
Loans less than 30 days past due	2,747	2,116
Loans 30 or more but less than 60 days past due	482	494
Loans 60 or more but less than 90 days past due	250	268
Loans 90 days or more past due	776	484
Total	4,255	3,363